INCOME TAX - Net deferred tax assets (Details) - USD ($)	Dec. 02, 2021	Dec. 31, 2020
Deferred tax assets
Net operating loss carryforward	$ 38,800	$ 480
Startup/Organization Expenses	4,728,629
Total deferred tax assets	4,767,429	480
Valuation Allowance	$ (4,767,429)	$ (480)